Regulatory Matters and Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 368	$ 480
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 62,914